share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2025 EquityInstruments $ / shares	Jun. 30, 2025 EquityInstruments $ / shares	Jun. 30, 2024
TELUS International (Cda) Inc. restricted share units | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Total customer connection payout weight (as a percent)	50.00%	50.00%
Relative total shareholder return payout weight (as a percent)	50.00%	50.00%
TELUS International (Cda) Inc. restricted share units | Maximum | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	200.00%	200.00%
TELUS International (Cda) Inc. restricted share units | Maximum | Subset two, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	300.00%	300.00%
TELUS International (Cda) Inc. restricted share units | Minimum | Subset one, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. restricted share units | Minimum | Subset two, variable pay out depending on financial performance and shareholder return share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	25,277,511	20,180,936
Granted - Initial award	103,094	8,882,253
Vested	105,969	(3,167,785)
Forfeited	3,521,056	4,141,824
Outstanding, end of period - Non-vested	21,753,580	21,753,580
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	1,298,199
Vested	(105,969)	3,167,785
Settled in equity	1,397,191	(3,160,808)
Forfeited	(6,977)	(6,977)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 4.92	$ 6.33
Granted - Initial award | $ / shares	3.68	2.83
Vested | $ / shares	21.43	7.85
Settled in equity | $ / shares	4.38	7.86
Forfeited | $ / shares	5.37	5.32
Outstanding, end of period, non-vested | $ / shares	$ 4.87	$ 4.87
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a percent)	3.00%	3.00%	25.00%
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested		556,308
Outstanding, end of period - Non-vested	1,308,676	1,308,676
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%	0.00%